UNITED
STATES
SECURITIES
AND
EXCHANGE
COMMISSION
WASHINGTON,
D.C.
20549


FORM
ABS-15G


ASSET-BACKED
SECURITIZER
REPORT
PURSUANT
TO
SECTION
15G
OF
THE
SECURITIES
EXCHANGE
ACT
OF
1934


Check
the
appropriate
box
to
indicate
the
filing
obligation
to
which
this
form
is
intended
to
satisfy:



Rule
15Ga-1
under
the
Exchange
Act
(17
CFR
240.15Ga-1)
for
the
reporting
period
[
].


Date
of
Report
(Date
of
earliest
event
reported):


Commission
File
Number
of
securitizer:


Central
Index
Key
Number
of
securitizer:


(Name
and
telephone
number,
including
area
code,


of
the
person
to
contact
in
connection
with
this
filing)
Indicate
by
check
mark
whether
the
securitizer
has
no
activity
to
report
for
the
initial
period
pursuant
to
Rule
15Ga-1(c)(1):



Indicate
by
check
mark
whether
the
securitizer
has
no
activity
to
report
for
the
quarterly


period
pursuant
to
Rule
15Ga-1(c)(2)(i):
Indicate
by
check
mark
whether
the
securitizer
has
no
activity
to
report
for
the
annual
period
pursuant
to
Rule
15Ga-1(c)(2)(ii):



Rule
15Ga-2
under
the
Exchange
Act
(17
CFR
240.15Ga-2).
Central
Index
Key
Number
of
depositor:



Evergreen
Natural
Resources
FundCo
LLC
Central
Index
Key
Number
of
issuing
entity
(if
applicable):
0001922125
Central
Index
Key
Number
of
underwriter
(if
applicable):
Not
Applicable


Wade
E.
Jaques
(303)-284-8838


(Name
and
telephone
number,
including
area
code,
of
the
person
to
contact
in
connection
with
this
filing)



INFORMATION
TO
BE
INCLUDED
IN
THE
REPORT


PART
II:
FINDINGS
AND
CONCLUSIONS
OF
THIRD-PARTY
DUE
DILIGENCE
REPORTS


Attached
as
Exhibit
99.1
hereto
is
an
agreed-upon
procedures
report,
dated
April
7,
2022
of



ed
by
the
issuer,
which
report
sets
forth
the
findings
and
conclusions,
as
applicable,
of
CINCO
with
respect
to
certain
agreed-upon
procedures
performed
by
CINCO.




SIGNATURES


Date

2022.



April
7,
2022


Orrick,
Herrington
&
Sutcliffe
LLP
609
Main
Street
Houston,
Texas
77002-3106
and


Guggenheim
Securities,
LLC
330
Madison
Avenue
New
York,
New
York
10017



on
Applying
Agreed-Upon
Procedures


Ladies
and
Gentlemen:



which
were
agreed
to
by
Evergreen
Natural
Resources
Evergreen
Natural
Resources
FundCo
LLC
,
Orrick,
Herrington



Company,
the
Issuer
and
Noteholder
Counsel
certain
information
with
respect
to
attributes
of
the
oil
and
gas
interests
related
to
the
offering
of
certain
classes
of
notes
by
the
Issuer.
The
sufficiency
of
these
procedures
is
solely
the
responsibility
of
the
Specified
Parties.
Consequently,
we
make
no
representation
regarding
the
sufficiency
of
the
procedures
enumerated
below
either
for
the
purpose
for
which
this
report
has
been
requested
or
for
any
other
purpose.



The
procedures
we
performed
are
described
below
along
with
our
findings.


On
March
18,
2022,
Guggenheim
Securities
provided
CINCO
with
a
Microsoft
Excel
data
file
prepared
by
the
Company
as
of
January
1,
2022.
Using
non-statistical
methodology,
we
(a)
selected
the
top
15
wells
by
PV-10
value
and
(b)
randomly
selected
15
wells
with
a
PV-10
value
greater
than
$200,000,
but
less
than
the
lowest
value
well
from
(a)
the
source
document
agreed-upon
procedures.
Our
reported
findings
are
limited
to
the
Sample
Wells,
and
may
differ
from
the
findings
of
wells
that
were
not
part
of
our
review.
The
Company
provided
us
with
additional
information
pertaining
to
the
Sample
Wells
until
April
1,
2022.



The
following
terms
describe
the
methods
used
for
our
evaluation.


Unless
otherwise
noted,
the
following
terms
are
defined
for
the
purpose
of
describing
our
procedures:


-C
means
we
compared
applicable


Source
Documents
and
found
the
information
to
be
in
agreement,
within
an
allowable


deviance
standard,
if
applicable.



-
information
in
the
Collateral
Data
File,
with
any
findings
being
reported
that
are
not
within
a
deviation
tolerance,
if
applicable.


-


characteristic
or
transaction.
The
Source
Documents
included
public
records
from
the
Colorado
Oil
&
Gas
Conservation
Commission
(
COGCC
,
Operator
Joint
Interest
Billing
Statements
and
Operator
Revenue
Statements.


Source
Document
Agreed-Upon
Procedures:


For
each
of
the
Sample
Wells,
CINCO
compared
or
recomputed
the
attributes
listed
in
below
as
per
the
Data
File
to
the
applicable
Source
Documents.



Characteristic
Source
Document
Procedure
Performed
API
Number
COGCC
Compared
Well
Name
COGCC
Compared
County
COGCC
Compared
State
COGCC
Compared
Operator
COGCC
Compared
First
Production
Date
(Month
and
Year)
COGCC
Compared
Net
Working
Interest
(%)
Operator
Joint
Interest
Billing
Statements
Compared
Net
Revenue
Interest
(%)
Operator
Revenue
Statements
Recomputed


For
each
of
the
Sample
Wells,
we
compared
the
API
Number,
Well
Name,
County,
State,
Operator,
and
First
Production
Date,
as
set
forth
in
the
Collateral
Data
File,
with
the
information
represented
by
the
COGCC
as
of
March
31,
2022.
We
used
the
10-digit
API
Number
as
reported
by
the
COGCC
for
the
API
Number
comparisons.
For
the
Well
Name
characteristic,
we
assumed
that
variances
due
to
formatting
or
style,
including
abbreviations,
were
in
agreement.
Based
on
these
assumptions
and
standards,
we
found
no
unresolved
discrepancies
for
API
Number,
Well
Name,
County,
State,
or
Operator.


The
First
Production
Date
(Month
and
Year)
per
the
Collateral
Data
File
was
compared
with
the
date
of
first
production
(Month
and
Year)
provided
by
the
COGCC.
We
assumed
that
differences
of
less
than
or
equal
to
31
days
were
in
agreement.
The
COGCC
provides
production
reports
as
of
January
1,
1999.
The
First
Production
Date
listed
in
the
Collateral
Data
File
for
three
of
the
Sample
Wells
predated
the
COGCC
records
and,
accordingly,
have
been
excluded
from
our



reported
findings
with
respect
to
First
Production
Date.
Based
on
the
assumptions,
exclusions
and
tolerance
standards
we
used
for
First
Production
Date,
we
found
two
discrepancies,
listed
on
Exhibit
A.



The
Net
Working
Interests
for
each
well
were
compared
using
the
Operator
Joint
Interest
Billing
Statements.
We
assumed
that
differences
of
less
than
or
equal
0.01%
were
in
agreement.
Based
on
the
assumptions
and
tolerance
standards
we
used
for
Net
Working
Interest,
we
found
no
unresolved
discrepancies.


The
Net
Revenue
Interests
for
each
well
were
recomputed
the
Operator
Revenue
Statements,
excluding
the
values
associated
with
any
unleased
mineral
interests,
which
increase
the
amounts
to
which
the
Company
is
entitled.
For
any
instances
in
which
the
Net
Revenue
Interest
on
the
Operator
Revenue
Statements
was
greater
than
the
Net
Revenue
Interest
per
the
Collateral
Data
File,
we
considered
those
values
to
be
in
agreement.
For
any
instances
in
which
the
Net
Revenue
Interest
on
the
Operator
Revenue
Statements
was
less
than
the
Net
Revenue
Interest
per
the
Collateral
Data
File,
we
assumed
that
differences
of
less
than
or
equal
0.01%
were
in
agreement.
Based
on
the
assumptions
and
tolerance
standards
we
used
for
Net
Revenue
Interest,
we
found
no
unresolved
discrepancies.


We
make
no
representations
as
to
(i)
the
accuracy
of
the
information
set
forth
in
the
Data
File,


(ii)
the
actual
characteristics
or
existence
of
the
underlying
documents
or
data
comprising
the
Data
File
(other
than
with
respect
to
the
procedures
described
herein
relating
to
the
Well
Sample
Units)
or
the
conformity
of
their
respective
characteristics
with
those
assumed
for
purposes
of
the
procedures
described
herein,
or
(iii)
whether
any
of
the
documents
provided
to
us
by
the
Company
or
its
representatives
are
comprehensive
and
valid
instruments.
Also,
the
procedures
performed
would
not
necessarily
reveal
any
material
misstatement
of
the
information
referred
to
above.
This
report
relates
only
to
the
items
specified
above
and
does
not
extend
to
the
Company's
financial
statements
for
any
date
or
period.


We
were
not
engaged
to
and
did
not
perform
an
examination,
the
objective
of
which
would
be
the
expression
of
an
opinion
on
the
information
referred
to
above.
Accordingly,
we
do
not
express
such
an
opinion.
Had
we
performed
additional
procedures;
other
matters
might
have
come
to
our
attention
that
would
have
been
reported
to
you.


This
report
is
intended
solely
for
the
information
and
use
of
the
Specified
Users
and
is
not
intended
to
be
and
should
not
be
used
by
anyone
other
than
the
Specified
Users
without
our
prior
consent.
None
of
the
engagement,
procedures
or
report
were
intended
to
satisfy,
nor
did
they
satisfy,
any
criteria
for
due
diligence
published
by
a
nationally
recognized
statistical
rating
organization.


Yours
truly,


Cinco
Energy
Management
Group,
LLC



Exhibit
A


Discrepancies
between
Collateral
Data
File
and
Source
Documents


Well
Name
BUGGY
WHIP
22-33
First
Production
Date
per
Collateral
Data
File
8/10/2002
First
Production
Date
per
COGCC
8/2001
LED
31-21
1/1/2002
9/2001